June 7, 2013

VIA EDGAR AND OVERNIGHT DELIVERY

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention:	Larry Spirgel, Assistant Director Kate Beukenkamp, Attorney-Advisor Terry French, Accountant Branch Chief Michael Henderson, Staff Accountant

Re:	Chegg, Inc. Draft Registration Statement on Form S-1 Submitted May 6, 2013 CIK No. 0001364954

Ladies and Gentlemen:

We are submitting this letter on behalf of Chegg, Inc. (the “Company” or “Chegg”) in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by electronic mail dated May 29, 2013 relating to the Company’s draft Registration Statement on Form S-1 (CIK No. 0001364954) confidentially submitted to the Commission on May 6, 2013, as amended by Amendment No. 1 to the draft Registration Statement confidentially submitted to the Commission on May 28, 2013 (the “Registration Statement”) solely for the purpose of adding an exhibit. Amendment No. 2 to the Registration Statement (“Amendment No. 2”) is being submitted confidentially concurrently with this letter. The numbered paragraphs below correspond to the numbered comments in the Staff’s letter and the Staff’s comments are presented in bold italics. For your convenience, we are also providing by overnight delivery five copies of Amendment No. 2 in paper format, which have been marked to show changes from the Registration Statement as originally submitted.

General

1.	Please update the financial and other financial information in the filing to include the interim period ended March 31, 2013. Please refer to the guidance in Rule 3-12 of Regulation S-X.

In response to the Staff’s comment, the Company has updated the financial and other financial information in the Registration Statement to include the interim period ended March 31, 2013.

U.S. Securities and Exchange Commission

June 7, 2013

General

2.	We note a number of blank spaces throughout your registration statement for information that you are not entitled to omit under Rule 430A, such as the anticipated price range information, the size of the offering and other information. Please include this disclosure as soon as practicable. Note that we may have additional comments once you have provided this disclosure. Therefore, allow us sufficient time to review your complete disclosure prior to any distribution of preliminary prospectuses.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that it will provide the information that it is not entitled to omit under Rule 430A, including but not limited to the anticipated price range and offering size, with sufficient time for the Staff to review the complete disclosure prior to any distribution of preliminary prospectuses.

3.	Please file all exhibits, including your legal opinion, as soon as practicable. We must review these documents before the registration statement is declared effective, and we may have additional comments.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that it will file the remaining exhibits to the Registration Statement, including the opinion of counsel as to the legality of the securities being registered, by amendment as soon as practicable.

4.	As soon as practicable, please furnish us with a statement as to whether the amount of compensation to be allowed or paid to the underwriters has been cleared with FINRA. Prior to the effectiveness of this registration statement, please provided us with a copy of the letter or a call from FINRA informing us that FINRA has no additional concerns.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that it will inform the Staff when the amount of compensation to be allowed or paid to the underwriters has been cleared with FINRA. The Company confirms that it will ensure that the Staff receives a copy of the letter or a call from FINRA informing the Staff that FINRA has no additional concerns prior to effectiveness of the Registration Statement.

5.	We note reference to third party information throughout the prospectus, including, but not limited to, references to information from Accenture, the College Access and Success, and Noel-Levitz Higher Education Consulting. Please provide us with marked copies of any materials that support third party statements, clearly cross-referencing a statement with the underlying factual support. Additionally, please tell us if any reports were commissioned by you for use in connection with this registration statement and, if so, please file the consent as an exhibit.

In response to the Staff’s comment, the Company is providing to the Staff, under separate cover, a supplemental binder pursuant to Rule 418 of Regulation C and 17 C.F.R. § 230.418 containing marked copies of the third-party research cited in the prospectus and a table that includes the cross-references requested by the Staff. The Company supplementally advises the Staff that none of the reports were commissioned by the Company for use in connection with the Registration Statement.

U.S. Securities and Exchange Commission

June 7, 2013

6.	Please provide us with objective support for your assertions in your Prospectus Summary and Business sections regarding market conditions and your services. Also, ensure that you make clear upon what standard or measure you base your claims. For example, provide support for your statements regarding your belief that your offerings “delight” students, that you are “disrupting” higher education by putting students first, and that you are the “leading” student-first connected learning platform. These are just examples. To the extent that you do not have independent support for these statements, please disclose the bases for these beliefs.

In response to the Staff’s comment, the Company has revised the disclosure on pages 86 and 92. In addition, the Company has included in the materials being provided to the Staff pursuant to Rule 418 of Regulation C and 17 C.F.R. § 230.418 in response to comment 5, supplemental materials that provide objective support for its assertions in the prospectus regarding market conditions and its services.

7.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company respectfully advises the Staff that it has not provided, nor has it authorized anyone to provide, written materials to potential investors that are qualified institutional buyers or institutional accredited investors in reliance on Section 5(d) of the Securities Act, and that, based upon information received by the Company from the underwriters identified in the Registration Statement, no research reports about the Company have been published or distributed in reliance on Section 2(a)(3) of the Securities Act by any broker or dealer that is a participant in the offering. If any such materials are used in the future in connection with the offering, the Company confirms that it will supplementally provide copies of such materials to the Staff.

Summary Consolidated Financial Data, page 9

8.	Please revise the disclosures non-GAAP financial measures in the summary to include a reconciliation of EBITDA and Adjusted EBITDA to net loss and provide the other disclosures required by Item 10(e) of regulation S-K, instead of referencing to disclosures presented elsewhere in the document.

In response to the Staff’s comments, the Company has revised the disclosure on pages 11 and 12 to include a reconciliation of EBITDA and Adjusted EBITDA to net loss and the other disclosures required by Item 10(e) of Regulation S-K.

U.S. Securities and Exchange Commission

June 7, 2013

Management’s Discussion and Analysis..., page 54

Overview, page 54

9.	We note your statement that you do not expect to be profitable on a GAAP basis “in the near term.” Please expand your discussion to detail the steps management is taking to make the company profitable in the long term. Discuss whether management anticipates lowering expenses or relying upon continuing revenue growth to achieve profitability.

In response to the Staff’s comment, the Company has revised the disclosure on page 57 to discuss in greater detail the steps management is taking to make the Company profitable in the long term.

10.	Please revise your disclosure to discuss the meaning of the term “unique titles.” For example, clarify whether the count of 180,000 unique titles distinguishes between new editions of a textbook, or counts the editions as one title.

In response to the Staff’s comment, the Company has revised the disclosures to include a definition for unique titles on page 44. The Company supplementally advises the Staff that each edition of a textbook has a different ISBN assigned to it. For example, the 8th edition of Campbell Biology has a different ISBN than the 9th edition and is, therefore, viewed as a unique title. The Company respectfully submits that professors generally require students to use a specific edition of a textbook for their courses. As a result, each edition is often viewed as a unique title by students and professors because substitution of editions may result in an unsatisfactory learning experience in the context of the specific course for which the title was rented or purchased.

11.	We note that on page 24 that you discuss the risk of excess or obsolescence as a concern within your textbook business. Please provide context to your statement that you have “approximately 180,000 unique titles in [your] print textbook library available for rent or sale” by discussing whether these are current titles, or may include obsolete or excess titles.

In response to the Staff’s comment, the Company has revised the disclosure on page 56. The Company supplementally advises the Staff that the Company monitors its textbook library on an ongoing basis to evaluate the age of the titles in the library as well as the rental activity for the titles held in its textbook library. In addition the Company’s depreciation policy, which is described on pages 77-78 and F-11 of the prospectus, accounts for the decline in the economic value of its textbook library over time. The Company’s responses to comments 21, 23 and 25 provide additional information about the Company’s accounting for its print textbook library.

U.S. Securities and Exchange Commission

June 7, 2013

Our non-print Products and Services Business, page 55

12.	Please revise and expand your disclosure to discuss in greater detail the services or products offered by Cramster and Zinch, companies you acquired in 2010 and 2011, respectively. Discuss how you have integrated these products or services into your existing business offerings.

In response to the Staff’s comment, the Company has revised the disclosure on page 58.

13.	Please expand your disclosure to discuss in greater detail the “discounts, promotions and other products” that you provide to students. Explain whether these are paid advertisements from third-party vendors, discounts you negotiated directly with vendors, or some other arrangement. Provide examples.

In response to the Staff’s comment, the Company has revised the disclosure on page 58.

14.	In this section and throughout the disclosure, you discuss your “enrollment marketing services.” Please expand your disclosure here and where appropriate to discuss in greater detail what this service is including how these materials are delivered or presented to customers.

In response to the Staff’s comment, the Company has revised the disclosure on pages 96-97 and 99. The Company has also expanded the disclosure about enrollment marketing services in response to comment 39.

15.	Similarly, we note discussion of “brands” paying your for delivering advertising to customers. Please expand your disclosure to discuss in greater detail the number of vendors you currently have arrangements with, how you secure those relationships and what kinds of brands and products you are referring to in these sections.

In response to the Staff’s comment, the Company has revised the disclosure on pages 58 and 97-99.

Components of Results of Operations, page 56

Net Revenues, page 56

16.	Under this heading you provide a description of three aspects of your business that are revenue sources. Please revise this section expanding your disclosure to include discussion of other services offered such as the Homework Help service. We note your disclosure on page 88.

In response to the Staff’s comment the Company has revised the disclosure on page 59.

17.	Please revise your disclosure here and where appropriate, to discuss the pricing structure for “subscriptions” offered to customers including the length of the subscription for corresponding fees. We note your disclosure on page 89.

U.S. Securities and Exchange Commission

June 7, 2013

In response to the Staff’s comment the Company has revised the disclosure on pages 59 and 96.

Cost of Revenues, page 57

18.	We note on page 30 that you disclose that you have in the past made one-time and ongoing payments under certain license agreements. Provide us with more details of the agreements, including how you account for the agreements and how they are reflected in your financial statements. Please also include a discussion of the agreements in your MD&A accordingly.

In response to the Staff’s comment the Company has revised the disclosure on pages 32 and 59-60. The Company supplementally advises the Staff that the one-time payment refers to a license agreement with a publisher for which the Company paid a license fee for access to textbook solutions content for the Company’s Homework Help product over a five-year term under a contract upon which the Company has determined it is not substantially dependent. The Company has capitalized this amount as content, which is included in property and equipment on its consolidated balance sheet. The Company is amortizing this amount to cost of revenues over the five-year term of the license agreement.

The ongoing payments refer to amounts the Company pays to eTextbook publishers for access to content, which it rents to students for a specified period of time. These publisher fees are recorded in cost of revenues at the time the student is granted access to the content as the fees are non-refundable, and are included in cost of revenues in the Company’s consolidated financial statements.

Loss (Gain) on Liquidation of Textbooks, page 58

19.	Please tell us why you consider your liquidation of textbooks as an operating expense as opposed to normal revenues. In this regard we note that you regularly sell text books in the course of your operations. Further we note on page 64 that you have completed liquidations through your website.

The Company respectfully advises the Staff that to operate its textbook rental business, the Company purchases textbooks for its textbook library to rent (as opposed to sell) those textbooks for multiple academic terms. Therefore, the Company considers its textbook library to be a productive asset for the purpose of generating income from renting the textbook. In accordance with ASC 230-10-45-22, “Certain cash receipts and payments may have aspects of more than one class of cash flows. For example, a cash payment may pertain to an item that could be considered either inventory or a productive asset. If so, the appropriate classification shall depend on the activity that is likely to be the predominant source of cash flows for the item. For example, the acquisition and sale of equipment to be used by the entity or rented to others generally are investing activities. However, equipment sometimes is acquired or produced to be used by the entity or rented to others for a short period and then sold. In those circumstances, the acquisition or production and subsequent sale of those assets shall be considered operating activities.”

U.S. Securities and Exchange Commission

June 7, 2013

When determining whether to purchase a textbook for its textbook library, the Company evaluates its ability to rent that textbook for multiple academic periods. Thus the Company generally does not purchase textbooks for the purpose of renting the books for a short period of time and then selling the book to the student at the end of the rental period. This is consistent with the Company’s policy for depreciating its textbook library over a period of three years, which is based on the Company’s historical activity of renting its textbooks. Thus, the Company has determined that the payments and cash receipts related to the acquisition and liquidation of its textbook library should be presented as an investing activity and any gains or losses on the liquidation of its textbooks as an operating expense. The Company also compared its business model to other registrants that appear to have a business model similar to that of Chegg and noted that its accounting policy is similar to that of Netflix. Netflix considered its DVDs a productive asset and classified the cash receipts from the liquidation of its DVDs in investing activities and any gains or losses as an operating expense.

In addition, in evaluating the presentation of revenues and the liquidation of textbooks in the Company’s statement of operations, the Company gave significant consideration to its primary business model of renting textbooks to college students as an alternative to buying. Therefore, when considering what business activities should be presented as revenue, the Company considered ASC 605-10-25, which refers to paragraph 83(b) of FASB Concepts Statement No. 5, Recognition and Measurement in Financial Statements of Business Enterprises, which states that an entity’s revenue-earning activities involve delivering or producing goods, rendering services, or other activities that constitute ongoing major or central operations, and revenues are considered to have been earned when the entity has substantially accomplished what it must do to be entitled to the benefits represented by those revenues. In this respect, the Company determined that the inflows from its textbook rental business that relate to the fees received for the rental of textbooks should be classified as revenues as those fees are inflows from the Company’s ongoing major operations.

The Company considers the liquidation of its textbooks as a means of keeping its textbook library productive. These liquidations occur primarily through textbook wholesalers or distributors, and also through the Company’s website. The Company has determined that any liquidation, whether through its website or other channels, is solely for the purpose of managing the Company’s textbook library assets. The Company does not consider the liquidation of textbooks as its primary business activity and does not promote itself as a liquidator of textbooks. Therefore it has not considered any proceeds received from liquidations as revenue.

With respect to revenues derived from textbook sales, the Company records cash inflows from these transactions as revenue because the original intent of the transaction is to sell a textbook to the student. The Company will only sell textbooks from its textbook library that it has designated for liquidation. If a student wants to purchase a used textbook that the Company has not designated for liquidation in its textbook library or does not have in its textbook library, the Company will fulfill the sale by sourcing it from a distributor or wholesaler in its distribution channel, who will ship the textbook directly to the student. If a student wants to purchase a new textbook, the Company will source it from a publisher, distributor or wholesaler on a just-in-time basis. These textbooks are not recorded in the Company’s textbook library on its balance sheet. On average over the past three fiscal years ended December 31, 2012, revenues from the sale of textbooks have comprised less than 4% of the Company’s consolidated revenues.

U.S. Securities and Exchange Commission

June 7, 2013

Results of Operations, page 60

20.	Please provide a discussion of the revenues and costs of sales for your rentals and direct sales in your MD&A.

In response to the Staff’s comment, the Company has revised the disclosure on page 59. The Company respectfully submits that it does not believe a more detailed discussion of revenues and costs of sales for rentals and direct sales of textbooks would be meaningful to investors because direct sales constitute an immaterial percentage of total net revenues. On average over the past three years ended December 31, 2012, revenues from the sale of textbooks have comprised less than 4% of the Company’s consolidated revenues.

Years Ended December 31, 2010, 2011 and 2012, page 61

21.	We note that you reduced your textbook rental catalog and moved lower volume or lower price titles to a sale only basis. Please tell us how you accounted for the changes. For instance, if you transferred assets from long term assets to inventory tell us how you reflected the change in your financial statements and discuss the effects of the change in results of operations.

The Company respectfully advises the Staff that it does not hold an inventory of textbooks that it makes available for sale. As a result, the Company does not transfer assets from its textbook library to inventory. The Company evaluates its textbook library on an ongoing basis to ensure its catalog contains titles determined to be in good condition and economically supported by future rentals over the remaining useful life of the textbook. As the Company’s textbook rental business has evolved, the Company has evaluated the number and types of titles it will rent to students. As a result, in the first half of 2011, the Company made the decision to reduce the number of titles it would make available for rent, which resulted in the Company no longer renting titles for which it had lower volumes or lower prices based on current and future demand characteristics of the particular title. In conjunction with its ongoing process to maintain its textbook library, the Company liquidated those titles for which it determined it would not continue to rent. Although the Company determined that it would no longer make these titles available for rent, the Company determined to continue to make many of the titles eliminated from its textbook rental library available for sale on a just-in-time basis. For those titles (and other titles offered by the Company for sale), if a student orders a book for purchase, the Company makes the title available for sale by procuring the textbook on a just-in-time basis from a publisher, distributor or wholesaler in its distribution channel, who ships the textbook directly to the student.

U.S. Securities and Exchange Commission

June 7, 2013

Critical Accounting Policies, Significant Judgments and Estimates

Revenue Recognition and Deferred Revenue, page 69

22.	In regards to your rented text books please tell us the factors you considered in your determination that you still have title to the rented books once they are shipped to the students. Tell us your recourse if the book is not returned.

The Company respectfully advises the Staff that for a student to rent a textbook from Chegg, she is required to accept the Company’s standard terms and conditions, which confirm to the student that ownership of the rented book remains with the Company during the rental period. As stated in the terms and conditions, “All rentals remain the property of Chegg even while the item is in your possession.” The terms and conditions of the Company’s textbook rentals do not provide for the transfer of ownership of the textbook to the student at the end of the rental period for no additional consideration or for the payment of nominal consideration. Thus, the student is required to return the textbook by a specified date at the end of the rental period. If the student does not return the textbook, the student has preauthorized Chegg to charge the student’s credit card for any charges or penalties incurred, which provides the Company recourse if the student does not return the book. In accordance with the Company’s standard terms and conditions, “For any books or other rental materials that are never returned (an item is deemed “never returned” if it has not been returned in the period posted in our General Policies) or that are returned damaged, you agree to be charged for the value of the item(s) as set out in our General Policies.” The fee charged by the Company for a textbook that is not returned is typically the list price of the textbook minus the rental fees paid by that student.

Textbook Library, page 70

23.	Tell us how you determine the useful lives for the individual titles in your textbook inventory. In this regard we note that you disclose you use a life of 3 years. Tell us how a life of 3 years is appropriate for individual titles. Further tell us how you determine the estimated liquidation values and why you believe the books still have value after 3 years. Also address how you factor the condition of returned books in your policy. In addition address your accounting for used textbook purchases.

The Company respectfully advises the Staff that in determining the Company’s depreciation policy and estimated life of the textbook, it reviewed the economic life of every textbook since the Company’s inception, including the rental pattern of the textbooks and the timing of and proceeds received from liquidations. In general, the Company builds its textbook library through the acquisition of new and used textbooks by ISBN with the intent to rent each textbook for the academic term at a substantial discount from list price to attract volume and realize a return on its investment by renting the same textbook over multiple academic terms. In evaluating the economic life of the textbooks, the Company reviewed historical patterns of the condition of the textbooks upon their return at the end of the rental period. The Company applies its depreciation model to each individual textbook on a book-by-book basis. As a matter of policy, the Company assesses the condition of individual returned textbooks and if it is not deemed rentable in a future period, as a matter of recourse, the Company charges the student the

U.S. Securities and Exchange Commission

June 7, 2013

purchase price of the book, less rental fees received from that student, and writes the book off. The Company tracks activity for each of its textbooks through a unique asset number. Thus as books are returned to its warehouse the Company is able to assess the condition of its textbook library on a book-by-book basis.

Upon reviewing all of the Company’s historical transactions, the Company determined that textbooks on average were rented multiple times over three years, supporting the estimated useful life of its textbooks. When considering the estimated salvage value, management reviewed the historical liquidation transactions. Through this analysis, the Company established a salvage value consistent with its historical trends, representing the amount the Company believes the textbook can be liquidated for at the end of the rental life. In addition, through its analysis of historical liquidations, the Company determined the estimated value for which the textbooks will be liquidated at certain points during the life of the textbook. Through this analysis, the Company established its method of depreciation, which it has determined represents the economic value of the textbook asset. Management evaluates the appropriateness of these estimates on an annual basis by reviewing actual period rental and liquidation transactions data. The relative fidelity of the Company’s depreciation policy to actual changes in the value of the portion of its textbook library that it liquidates can be evaluated by reviewing fluctuations in loss (gain) on liquidation of textbooks over a period of time. For the three years ended December 31, 2012, the Company’s cumulative loss on liquidation of textbooks was $0.2 million, while cumulative proceeds from liquidations of textbooks was $84.7 million.

The Company purchases used textbooks that it has determined can be rented over a useful life that is consistent with its overall model. The Company does not purchase all available textbooks, but instead purchases only from a specified list of ISBNs and of those textbooks, only textbooks that it has determined have an estimated useful life of approximately three years. In addition, when the Company purchases used textbooks from students, the Company will only complete the purchase with the student after it has received the textbook and determined that it is in an acceptable condition. As such the accounting for used textbooks is the same as for new textbooks.

24.	Please tell us how you account for the eTextbooks useful lives and/or licensing periods.

The Company respectfully advises the Staff that under the terms of its publisher agreements for the distribution of content related to its eTextbooks, when a student purchases access to an eTextbook from the Company’s website, the Company incurs an obligation to pay a nonrefundable fee to the publisher at the time a student accesses the eTextbook content and expenses the fee at that time. The Company has not paid upfront fees to acquire eTextbook content for distribution. Thus there are no amounts recorded on the Company’s balance sheet for eTextbook content.

25.	Tell us upon purchases of inventory how you determine whether books will be sold or if they will be rented. If there are transfers between the two designations tell us how you account for the transfers between long-term assets and inventory.

The Company respectfully advises the Staff that the Company does not hold inventory

U.S. Securities and Exchange Commission

June 7, 2013

for sale and when it procures a textbook from a distributor for sale it does not take physical possession of the textbook that is being sold. Therefore, the Company does not maintain inventory on its consolidated balance sheet and has added disclosure to that effect on pages 76 and F-13.

All textbooks purchased and placed in the Company’s textbook library are made available for rent and are in its textbook library on the Company’s consolidated balance sheet. The Company allows students to purchase textbooks on its website as a convenience to students and as an efficient means of liquidating used books from its textbook library. The sale of a textbook for which the cash inflows are recorded as revenue occurs when a student places an order to purchase a textbook that the Company either does not have in its textbook library or has not been designated for liquidation, and fulfills the sales order by sourcing the textbook on a just-in-time basis from a publisher, distributor or wholesaler in the Company’s distribution channel, who ships the textbook directly to the student.

Letter From Dan Rosensweig, page 79

26.	We note that your company was co-founded by Aayush Phumbhra. We also note that he resigned from the board immediately prior to the filing of this registration statement. Tell us why Mr. Phumbhra does not qualify as a promoter of the company as described in Item 401(g) of Regulation S-K.

The Company respectfully advises the Staff that Mr. Phumbhra has not been involved in any legal proceedings that would require disclosure under Item 401(g) of Regulation S-K. In addition, the Company has revised the disclosure in the section “Certain Relationships and Related-Party Transactions” to include the terms of Mr. Phumbhra’s severance arrangement with the Company. The Company has also filed a copy of Mr. Phumbhra’s employment agreement containing the terms of his severance as an exhibit to Amendment No. 2.

Business, page 81

27.	Disclose whether your business is limited to high school and undergraduate students, or also encompasses graduate or professional school students.

In response to the Staff’s comment, the Company has revised the disclosure on page 5, 56 and 94 to reflect its intent to target graduate and professional school students in the future. The Company respectfully advises the Staff that all students, including graduate or professional school students, are able to use the products and services available on its connected learning platform. However, the Company does not target graduate or professional school students at this time.

28.	Disclose the criteria for being counted as a “registered user.”

The Company respectfully advises the Staff that it does not provide a metric of “registered users” in the prospectus. The Company supplementally advises the Staff that students must login to a Chegg.com or Zinch.com account to use the products and services

U.S. Securities and Exchange Commission

June 7, 2013

available on the Company’s platform. The Company has disclosed on pages 1, 56, 88 and F-8 of the prospectus that more than five million students used its platform in 2012, which was determined by counting the number of unique user accounts on Chegg.com and Zinch.com that were accessed during 2012 to use the platform. Because the Company only considers “users” as individuals who actually log onto the website and are associated with unique, individual accounts, the Company respectfully submits that its use of the term “users” is the intuitively natural meaning and not the carefully defined and qualified meaning used in many other registrants’ disclosures.

Company Overview, page 81

29.	Provide support for your statement that “We now reach approximately 30% of all college students and serve approximately 40% of all college-bound high school seniors in the United States.” Explain what action or event counts as “reaching” a student. For example, does the student and potential customer have to take a pro-active step to be counted within this percentage?

The Company has included in the materials being provided to the Staff pursuant to Rule 418 of Regulation C and 17 C.F.R. § 230.418 in response to comment 5, supplemental materials that provide support for the statement that it reaches approximately 30% of all college students and serves approximately 40% of all high-school seniors in the United States. The Company also has revised the disclosure on page 88 in response to the Staff’s comment. The Company respectfully advises the Staff that only those individuals who have visited the Company’s websites, opened an email from the Company or activated a user account on Chegg.com or Zinch.com are included as students who have been “reached” by Chegg.

30.	You state that you are able to fulfill 90% of the textbook searches that students perform on your website. Please briefly discuss why the remaining 10% is unable to be filled.

The Company respectfully advises the Staff that it fulfills textbook rental or sale orders by assigning a book from its print textbook library, by licensing an eTextbook for which it has rental or sale rights, or by procuring on a just-in-time basis a physical copy from publishers, distributors and wholesalers with which it has established relationships. This fulfillment is accomplished through automated systems by referencing the Company’s library inventory management system, eTextbook catalog and the catalogs of its established suppliers. The titles not offered represent titles the Company is not able to procure through existing distribution channels in an automated fashion or titles that the Company has deliberately chosen not to make available on its website, such as teachers’ editions or international editions. The Company respectfully submits that it does not believe including disclosure about the searches covering such titles would be meaningful to investors.

Market Opportunity, page 83

31.	Under this heading you include three bullet points that discuss educational tools such as MOOCs. Please revise this disclosure to clearly indicate whether the services, tools or products in this section are offered by the company.

U.S. Securities and Exchange Commission

June 7, 2013

In response to the Staff’s comment, the Company has revised the disclosure on page 91 to clarify how such educational tools relate to the services, tools and products that are offered by the Company.

Our Solution, page 84

32.	Please revise the final sentence of the “Student Hub” bullet point to discuss with greater specificity the “technology platforms, devices and browsers” that are compatible with your online products and services. We note your disclosure on page 90. Please provide greater detail about what steps you have taken and the timeline to expanding to Android and Windows Mobile platforms.

In response to the Staff’s comment, the Company has revised the disclosure on pages 92 and 98.

33.	Please discuss how you are able to pool information about specific courses, professors or other course offerings from educational institutions. Specifically, revise your disclosure where and as appropriate to discuss any risks associated with this information in light of proprietary university materials or academic work product, or privacy concerns regarding course instructors.

The Company respectfully advises the Staff that the Company uses proprietary technology to pull data about course names, course times and the names of the professors teaching courses from public sources and in some instances obtains additional data such as average grade for a course from colleges for a fee, but does not use this technology to collect proprietary university materials, academic work product or personally identifiable information about course instructors. If the Company is notified that a student using the Company’s platform has posted such content to the website then the Company would remove the infringing materials or information that was reported to it, in compliance with its Intellectual Property Rights Owner Program posted on the Chegg.com website. As disclosed on page 31, if the Company becomes subject to liability for the Internet content that it publishes or that is uploaded to its websites by students, it faces reputation risk with respect to the misuse of such content by students that may adversely affect its business.

34.	Additionally, please discuss what consideration you give to plagiarism or other potential violations typically found in educational institutions codes of student or academic conduct.

In response to the Staff’s comment, the Company has revised the disclosure on page 18. The Company respectfully advises the Staff that the Company requires every user to agree to abide by the Chegg Honor Code set forth in the Terms of Use for its platform. The Honor Code prohibits users from using the Company’s products or services to cheat. The Company also undertakes to and has assisted colleges in investigations stemming from potential misuse of the Company’s products and services by students of those colleges.

U.S. Securities and Exchange Commission

June 7, 2013

35.	Discuss whether or how you implement “quality control” for accuracy of responses and materials shared by and among student customers. For example, discuss whether you review these materials internally for accuracy, timeliness or other factors.

In response to the Staff’s comment, the Company has revised the disclosure on page 96 and to reflect that the Company recently renamed the Q&A Board its 24/7 Online Study Help service. While the Company does not review the accuracy of responses posted to the answer board on its 24/7 Online Study Help service, the Company does allow the student who asked the question to rate each response she receives, which it believes serves as an indicator of the accuracy of those responses that receive a rating. In the future, the Company expects to allow any user of the 24/7 Online Study Help service who reads a response to provide a rating, which it believes will further enhance the reliability of responses. As disclosed on page 34 of the prospectus, the Company also awards users who provide responses that receive high star ratings with points that they can redeem for rewards like iTunes, Starbucks or Target gift cards and discounts on textbook orders. The Company believes that this point system incentivizes users to provide higher quality responses. Students cannot use the 24/7 Online Study Help service to share materials. Users can only post responses to questions they cannot post other materials.

In addition, for a small percentage of common questions, it may have members of its “Textbook Solutions” team, who are Company employees, prepare responses to post to the answer board. At present, internally-generated answers are not distinguished from user-generated responses. However, the Company expects to categorize these answers later in 2013 and to set them apart from user-generated responses. The Company intends to increase its use of its employees in the future to produce responses, which it believes will further enhance the perceived reliability of responses posted to the answer board. See the Company’s response to comment 37 below for additional information about these subject matter experts.

Attending College and Learning in Their Most Efficient Formats, page 85

36.	You state that you seek to provide a broad range of “course solutions and other content as well as options for different learning styles.” Revise your disclosure to be more specific about the products or services offered, including examples.

In response to the Staff’s comment, the Company has revised the disclosure on page 92-93.

Products and Services for Students, page 88

37.	Disclose what kind of employment arrangement you have in place with your independent subject matter experts. Discuss in greater detail any credentials or other higher criteria used to fill these positions.

In response to the Staff’s comment, the Company has revised the disclosure on page 96 to clarify that responses to questions posted may be submitted by both users of the 24/7 Online Study Help service and subject matter experts that the Company employs as part of its Textbook Solutions team. These experts are employees of the Company’s content group as disclosed under “Business—Employees” on page 103 of the prospectus. The majority of the Company’s Textbook Solutions team has science and engineering degrees because most of the step-by-step answers prepared are for science, technology, engineering and math textbooks.

U.S. Securities and Exchange Commission

June 7, 2013

Courses, page 89

38.	Please tell us if you verify that a student course reviewer actually enrolled in and completed a course.

In response to the Staff’s comment, the Company has revised the disclosure on page 96. The Company respectfully advises the Staff that while it does not verify whether a student who reviews a course has actually enrolled in and completed that course, the Company does solicit feedback from students for courses at the time that students return the textbook rental obtained for that particular course. In addition, students must be registered users of Chegg.com to rate a course and as such are required to provide the name of the college they attend. Once students provide Chegg with the name of the college they attend, utilizing the information the Company has in the Student Graph related to the students, colleges and the textbooks they rent or purchase, their search results for courses that they can rate are automatically limited to the courses offered at their colleges.

Colleges, page 92

39.	Expand your disclosure to discuss with greater specificity the enrollment marketing services sold to college admissions offices. For example, are these advertisement spaces available on your website, or it possible to offer targeted advertising. Disclose whether this aspect of your business is tied to the profiles potential college applicants can build on your website and the results for “best fit” colleges or universities that these student customers receive.

In response to the Staff’s comment, the Company has revised the disclosure on pages 96, 97 and 99. The Company respectfully advises the Staff that the enrollment marketing services offered to colleges is the provision of qualified leads – potential candidates that are specifically interested in that college or a college profile that includes that college, and want to receive additional information from that college. While advertisement space is available on Zinch.com, such space takes the form of banner ads that, if clicked, will take interested students to Zinch.com to create a student profile from which the Company can determine lead qualification. The purpose of such ads is to increase the number of qualified leads the Company is able to source. Moreover, enrollment marketing revenue from such advertisements is immaterial.

Note 11. Commitments and Contingencies, page F-25

40.	We note that you have received a tax assessment from the Kentucky Tax Authority along with a final Notice of Tax in October of 2012. Considering you have received a final notice tell us why you are not able to estimate and disclose an estimate of the reasonably possible loss or a range of loss.

In response to the Staff’s comment, the Company has revised the disclosure on page F-28 to include an estimate of the possible loss.

U.S. Securities and Exchange Commission

June 7, 2013

Note 16. Income Taxes, page F-34

41.	Please tell us the reason for the change in your deferred tax liabilities in regards to your fixed assets, textbooks and intangibles item presented in your summary of deferred tax assets and liabilities.

The deferred tax liability in regards to fixed assets, textbooks and intangibles presented in the summary of deferred tax assets and liabilities represents the cumulative differences between the book basis and tax basis of these assets. The deferred tax liability decreased from December 31, 2011 to December 31, 2012 as a result of the book amortization of acquisition intangibles and the write-off of textbook assets, both of which are not deductible for tax purposes. In addition, the Company had liquidations of textbooks with a higher book basis than tax basis.

* * * * * * * *

Should the Staff have additional questions or comments regarding the foregoing, please do not hesitate to contact the undersigned at (650) 335-7130.

Sincerely,

FENWICK & WEST LLP

/s/ David A. Bell
David A. Bell

cc:

Dan Rosensweig, President, Chief Executive Officer and Chairman

Andrew Brown, Chief Financial Officer

Robert Chesnut, Esq., Senior Vice President and General Counsel

Dave Borders, Esq., Associate General Counsel

Chegg, Inc.

Shulamite Shen White, Esq.

Fenwick & West LLP

Martin A. Wellington, Esq.

Peter M. Lamb, Esq.

Davis Polk & Wardwell LLP